Shares - Movements in shares repurchased (Details) - CAD CAD in Thousands						12 Months Ended
	Aug. 14, 2017	May 25, 2017	Mar. 28, 2017	Aug. 09, 2016	Mar. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 01, 2017	Apr. 01, 2017
Accelerated Share Repurchases [Line Items]
Maximum number of shares to be purchased (in shares)	2,424,333	838,119	819,395	1,075,968	1,657,514	4,081,847	2,733,482
Actual number of shares purchased and subsequently cancelled (in shares)	1,142,762	663,400	819,395	1,075,900	1,657,514	2,625,557.000	2,733,414
Common shares | Stock purchase program
Accelerated Share Repurchases [Line Items]
Increase (decrease) as a result of the retirement of shares	CAD 9,810	CAD 5,706	CAD 7,057	CAD 9,237	CAD 14,121	CAD 22,573	CAD 23,358
Retired through share purchase programs (in shares)						1,460,089
Percentage of issued and outstanding common shares purchased under Purchase Program						5.00%
Additional paid-in capital | Stock purchase program
Accelerated Share Repurchases [Line Items]
Increase (decrease) as a result of the retirement of shares	CAD (4,119)	CAD (1,908)	CAD (1,576)	CAD (5,133)	CAD (9,021)	CAD (7,603)	CAD (14,154)
Maximum
Accelerated Share Repurchases [Line Items]
Maximum number of shares to be purchased (in shares)		1,895,363	1,075,968					2,733,482	1,895,363